Quarterly Report
March 31, 2025
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	11
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 6.5%
ANZ Group Holdings Ltd.	637,159	$11,634,050
APA Group Stapled Security	297,775	1,471,097
Aristocrat Leisure Ltd.	119,483	4,819,119
ASX Ltd.	42,515	1,737,682
BHP Group Ltd.	1,090,940	26,397,613
BlueScope Steel Ltd.	91,093	1,216,775
Brambles Ltd.	299,415	3,772,284
CAR Group Ltd.	81,622	1,622,349
Cochlear Ltd.	14,595	2,398,842
Coles Group Ltd.	293,940	3,588,256
Commonwealth Bank of Australia	360,098	34,149,933
Computershare Ltd.	114,354	2,811,045
Fortescue Ltd.	369,380	3,565,512
Glencore PLC (a)	2,210,819	8,085,621
Goodman Group REIT	432,794	7,746,060
GPT Group REIT	436,497	1,193,968
Insurance Australia Group Ltd.	528,432	2,563,585
Lottery Corp. Ltd.	499,905	1,491,650
Macquarie Group Ltd.	77,282	9,591,314
Medibank Pvt Ltd.	581,059	1,619,550
National Australia Bank Ltd.	658,551	14,126,027
Northern Star Resources Ltd.	239,098	2,752,917
Origin Energy Ltd.	362,241	2,390,559
Pro Medicus Ltd.	11,890	1,500,887
Qantas Airways Ltd.	166,782	948,260
QBE Insurance Group Ltd.	331,588	4,569,139
REA Group Ltd. (b)	11,955	1,654,178
Reece Ltd.	48,540	480,310
Rio Tinto Ltd. (b)	80,780	5,845,435
Rio Tinto PLC	243,087	14,576,416
Santos Ltd.	708,009	2,958,797
Scentre Group REIT	1,131,949	2,388,455
SGH Ltd. (b)	41,736	1,306,563
Sonic Healthcare Ltd.	97,004	1,570,756
South32 Ltd.	948,290	1,905,170
Stockland REIT	541,451	1,666,131
Suncorp Group Ltd.	231,385	2,794,834
Telstra Group Ltd.	849,627	2,238,425
Transurban Group Stapled Security	657,411	5,522,099
Treasury Wine Estates Ltd.	169,922	1,038,996
Vicinity Ltd. REIT	842,025	1,162,773
Washington H Soul Pattinson & Co. Ltd. (b)	54,869	1,192,249
Wesfarmers Ltd.	244,373	11,048,253
Westpac Banking Corp.	742,954	14,764,899
WiseTech Global Ltd.	40,923	2,104,576
Woodside Energy Group Ltd.	410,713	5,950,574
Woolworths Group Ltd.	262,210	4,855,294
		244,789,277
AUSTRIA — 0.2%
Erste Group Bank AG	64,909	4,485,260
Security Description	Shares	Value
Mondi PLC	100,812	$1,502,671
OMV AG (b)	31,517	1,621,361
Verbund AG (b)	14,316	1,012,129
		8,621,421
BELGIUM — 0.7%
Ageas SA	32,780	1,962,944
Anheuser-Busch InBev SA	191,769	11,778,245
D'ieteren Group	4,423	761,136
Groupe Bruxelles Lambert NV (b)	19,080	1,422,276
KBC Group NV (b)	48,532	4,418,882
Lotus Bakeries NV (b)	87	772,647
Sofina SA (b)	3,290	841,709
Syensqo SA (b)	16,128	1,099,497
UCB SA	26,942	4,738,710
		27,796,046
BRAZIL — 0.0% (c)
Yara International ASA	33,994	1,024,088
CHILE — 0.1%
Antofagasta PLC	84,184	1,831,398
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	775,000	3,138,378
Prosus NV	294,902	13,686,964
SITC International Holdings Co. Ltd.	293,000	796,493
Wharf Holdings Ltd. (b)	230,000	546,303
Wilmar International Ltd.	385,400	955,263
Yangzijiang Shipbuilding Holdings Ltd.	549,600	964,168
		20,087,569
DENMARK — 2.3%
AP Moller - Maersk AS Class A (b)	563	963,440
AP Moller - Maersk AS Class B (b)	980	1,703,879
Carlsberg AS Class B (b)	20,657	2,612,047
Coloplast AS Class B (b)	28,023	2,936,152
Danske Bank AS	150,380	4,917,123
Demant AS (a) (b)	21,084	707,826
DSV AS	44,344	8,566,536
Genmab AS (a)	13,981	2,721,001
Novo Nordisk AS Class B	690,675	47,178,973
Novonesis (Novozymes) B Class B (b)	75,020	4,363,691
Orsted AS (a) (b) (d)	36,592	1,596,382
Pandora AS	18,008	2,757,110
Rockwool AS Class B	2,037	843,491
Tryg AS (b)	69,763	1,657,860
Vestas Wind Systems AS (a) (b)	211,980	2,929,642
Zealand Pharma AS (a) (b)	14,749	1,106,438
		87,561,591

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.0%
Elisa OYJ	32,551	$1,585,085
Fortum OYJ (b)	91,577	1,498,094
Kesko OYJ Class B	57,821	1,180,685
Kone OYJ Class B	72,534	3,998,041
Metso OYJ	131,475	1,361,776
Neste OYJ	99,015	914,882
Nokia OYJ	1,115,540	5,869,343
Nordea Bank Abp (e)	569,510	7,268,929
Nordea Bank Abp (e)	101,782	1,300,514
Orion OYJ Class B	23,610	1,400,936
Sampo OYJ Class A	510,857	4,890,652
Stora Enso OYJ Class R	135,726	1,284,868
UPM-Kymmene OYJ	118,578	3,178,011
Wartsila OYJ Abp	109,023	1,943,368
		37,675,184
FRANCE — 9.5%
Accor SA	41,600	1,895,250
Aeroports de Paris SA	7,553	768,138
Air Liquide SA	123,801	23,491,487
Airbus SE	127,213	22,377,608
Alstom SA (a)	72,423	1,602,587
Amundi SA (d)	13,592	1,063,788
Arkema SA	11,768	900,173
AXA SA	382,149	16,311,000
BioMerieux	9,383	1,158,636
BNP Paribas SA	217,720	18,178,393
Bollore SE	142,165	832,012
Bouygues SA	41,266	1,625,065
Bureau Veritas SA	71,322	2,161,714
Capgemini SE	32,581	4,890,581
Carrefour SA	112,192	1,602,928
Cie de Saint-Gobain SA	95,942	9,547,715
Cie Generale des Etablissements Michelin SCA	146,489	5,143,350
Covivio SA REIT	11,567	646,824
Credit Agricole SA	233,916	4,254,589
Danone SA	140,081	10,703,234
Dassault Aviation SA	4,199	1,383,111
Dassault Systemes SE	143,044	5,440,534
Edenred SE	49,738	1,614,666
Eiffage SA	14,954	1,739,306
Engie SA	388,365	7,559,916
EssilorLuxottica SA	64,186	18,477,580
Eurazeo SE	9,058	670,126
FDJ UNITED (d)	20,442	642,575
Gecina SA REIT	11,033	1,034,213
Getlink SE	64,204	1,107,732
Hermes International SCA	6,836	17,968,040
Ipsen SA	8,846	1,017,851
Kering SA	15,977	3,320,480
Klepierre SA REIT	49,207	1,645,368
Legrand SA	56,179	5,943,503
L'Oreal SA	51,439	19,100,065
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	59,245	$36,651,841
Orange SA	406,465	5,260,049
Pernod Ricard SA	44,416	4,383,512
Publicis Groupe SA	49,659	4,680,494
Renault SA	41,945	2,122,627
Rexel SA	48,954	1,318,014
Safran SA	77,334	20,340,054
Sartorius Stedim Biotech	6,250	1,236,972
Societe Generale SA	154,343	6,955,934
Sodexo SA	20,159	1,293,480
Teleperformance SE	11,251	1,130,150
Thales SA	19,704	5,232,420
TotalEnergies SE	464,155	29,876,466
Unibail-Rodamco-Westfield REIT (a)	24,951	2,101,491
Veolia Environnement SA	149,322	5,130,231
Vinci SA	105,897	13,335,818
		358,869,691
GERMANY — 9.7%
adidas AG	36,450	8,588,372
Allianz SE	83,085	31,765,104
BASF SE	190,295	9,529,566
Bayer AG	210,606	5,043,501
Bayerische Motoren Werke AG	62,934	5,069,668
Bayerische Motoren Werke AG Preference Shares	11,599	874,120
Beiersdorf AG	22,101	2,852,191
Brenntag SE	26,753	1,732,302
Commerzbank AG	203,650	4,655,785
Continental AG	24,961	1,758,455
Covestro AG (a)	38,096	2,444,388
CTS Eventim AG & Co. KGaA	12,864	1,289,233
Daimler Truck Holding AG	103,570	4,191,310
Deutsche Bank AG	394,510	9,394,432
Deutsche Boerse AG	40,540	11,949,557
Deutsche Lufthansa AG	121,904	887,317
Deutsche Post AG	204,775	8,782,721
Deutsche Telekom AG	750,527	27,681,266
Dr. Ing hc F Porsche AG Preference Shares (d)	26,167	1,309,185
E.ON SE	479,329	7,227,988
Evonik Industries AG	52,799	1,143,465
Fresenius Medical Care AG	45,500	2,261,778
Fresenius SE & Co. KGaA (a)	92,833	3,959,349
GEA Group AG	32,791	1,991,302
Hannover Rueck SE	12,983	3,865,747
Heidelberg Materials AG	28,890	4,974,924
Henkel AG & Co. KGaA	23,221	1,671,276
Henkel AG & Co. KGaA Preference Shares	36,277	2,883,522
Infineon Technologies AG	283,435	9,438,666
Knorr-Bremse AG	14,394	1,308,592
LEG Immobilien SE	16,205	1,144,296
Mercedes-Benz Group AG	153,922	9,083,186
Merck KGaA	28,206	3,877,478

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
MTU Aero Engines AG	11,484	$3,986,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,867	18,217,345
Nemetschek SE	11,865	1,381,768
Porsche Automobil Holding SE Preference Shares	31,031	1,167,395
Puma SE	21,180	516,102
Rational AG	1,075	894,732
Rheinmetall AG	9,429	13,478,452
RWE AG	137,960	4,920,788
SAP SE	223,999	59,959,433
Sartorius AG Preference Shares	5,826	1,356,777
Scout24 SE (d)	16,926	1,770,730
Siemens AG	163,653	37,756,623
Siemens Energy AG (a)	136,161	8,063,687
Siemens Healthineers AG (d)	59,218	3,191,583
Symrise AG	28,874	2,990,440
Talanx AG	13,519	1,420,432
Volkswagen AG Preference Shares	44,237	4,509,273
Vonovia SE	160,944	4,326,648
Zalando SE (a) (d)	50,788	1,759,806
		366,298,374
HONG KONG — 1.8%
AIA Group Ltd.	2,316,200	17,535,918
CK Asset Holdings Ltd.	399,899	1,618,211
CK Infrastructure Holdings Ltd.	136,000	814,412
CLP Holdings Ltd.	352,000	2,865,978
Futu Holdings Ltd. ADR	11,500	1,177,025
Hang Seng Bank Ltd.	168,500	2,295,107
Henderson Land Development Co. Ltd.	322,436	927,556
HKT Trust & HKT Ltd. Stapled Security	811,000	1,083,592
Hong Kong & China Gas Co. Ltd.	2,331,995	2,007,152
Hong Kong Exchanges & Clearing Ltd.	257,030	11,435,465
Hongkong Land Holdings Ltd.	238,600	1,030,752
Jardine Matheson Holdings Ltd.	33,000	1,393,681
Link REIT	572,491	2,683,186
MTR Corp. Ltd.	325,012	1,064,948
Power Assets Holdings Ltd.	300,500	1,799,826
Prudential PLC	561,019	6,049,284
Sino Land Co. Ltd.	824,456	825,431
Sun Hung Kai Properties Ltd.	319,000	3,039,769
Swire Pacific Ltd. Class A	84,500	745,048
Techtronic Industries Co. Ltd.	293,000	3,511,912
WH Group Ltd. (d)	1,712,766	1,572,900
Wharf Real Estate Investment Co. Ltd.	360,000	874,254
		66,351,407
Security Description	Shares	Value
IRELAND — 0.4%
AerCap Holdings NV	41,900	$4,280,923
AIB Group PLC	439,521	2,836,073
Bank of Ireland Group PLC	209,495	2,472,733
Kerry Group PLC Class A	32,605	3,410,753
Kingspan Group PLC	32,636	2,633,597
		15,634,079
ISRAEL — 0.8%
Azrieli Group Ltd.	8,514	573,341
Bank Hapoalim BM	270,651	3,661,982
Bank Leumi Le-Israel BM	316,290	4,249,687
Check Point Software Technologies Ltd. (a)	18,610	4,241,591
Elbit Systems Ltd.	5,553	2,124,738
Global-e Online Ltd. (a)	21,800	777,170
ICL Group Ltd.	180,980	1,025,471
Israel Discount Bank Ltd. Class A	280,684	1,950,847
Mizrahi Tefahot Bank Ltd.	35,020	1,571,396
Nice Ltd. (a)	13,438	2,069,586
Nova Ltd. (a)	6,397	1,184,960
Teva Pharmaceutical Industries Ltd. ADR (a)	244,528	3,758,395
Wix.com Ltd. (a)	11,200	1,829,856
		29,019,020
ITALY — 2.9%
Amplifon SpA	25,292	512,932
Banco BPM SpA	267,947	2,723,866
BPER Banca SpA	210,621	1,651,629
Coca-Cola HBC AG	45,089	2,040,490
Davide Campari-Milano NV (b)	137,235	805,839
DiaSorin SpA	5,195	515,399
Enel SpA	1,741,640	14,104,260
Eni SpA	453,680	7,009,716
Ferrari NV	27,168	11,590,580
FinecoBank Banca Fineco SpA	130,112	2,574,454
Generali (b)	200,073	7,021,235
Infrastrutture Wireless Italiane SpA (d)	65,940	697,326
Intesa Sanpaolo SpA	3,265,203	16,810,656
Leonardo SpA	87,378	4,250,879
Mediobanca Banca di Credito Finanziario SpA	103,531	1,940,026
Moncler SpA	50,305	3,095,490
Nexi SpA (a) (b) (d)	118,542	631,600
Poste Italiane SpA (d)	94,478	1,683,802
Prysmian SpA	61,131	3,361,657
Recordati Industria Chimica e Farmaceutica SpA	26,418	1,495,530
Snam SpA	415,267	2,150,901
Telecom Italia SpA (a) (b)	1,880,790	634,683
Terna - Rete Elettrica Nazionale	293,500	2,649,743
UniCredit SpA	298,613	16,744,733

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Unipol Assicurazioni SpA	72,518	$1,159,682
		107,857,108
JAPAN — 21.3%
Advantest Corp. (b)	166,200	7,430,901
Aeon Co. Ltd. (b)	144,700	3,639,985
AGC, Inc.	44,900	1,370,992
Aisin Corp.	113,400	1,242,383
Ajinomoto Co., Inc.	192,000	3,812,599
ANA Holdings, Inc.	35,300	653,554
Asahi Group Holdings Ltd.	304,600	3,903,454
Asahi Kasei Corp.	267,500	1,880,994
Asics Corp.	134,800	2,867,382
Astellas Pharma, Inc.	390,400	3,811,787
Bandai Namco Holdings, Inc.	124,900	4,202,686
Bridgestone Corp.	123,000	4,956,126
Canon, Inc. (b)	198,200	6,199,101
Capcom Co. Ltd.	74,600	1,846,784
Central Japan Railway Co.	171,300	3,277,232
Chiba Bank Ltd. (b)	117,700	1,117,458
Chubu Electric Power Co., Inc.	148,100	1,610,565
Chugai Pharmaceutical Co. Ltd.	142,600	6,552,384
Concordia Financial Group Ltd.	218,700	1,456,324
Dai Nippon Printing Co. Ltd.	82,600	1,179,551
Daifuku Co. Ltd.	67,100	1,654,382
Dai-ichi Life Holdings, Inc. (b)	776,000	5,942,997
Daiichi Sankyo Co. Ltd. (b)	379,800	9,071,724
Daikin Industries Ltd.	57,500	6,258,597
Daito Trust Construction Co. Ltd.	12,300	1,262,375
Daiwa House Industry Co. Ltd. (b)	118,300	3,924,491
Daiwa Securities Group, Inc.	284,400	1,920,697
Denso Corp. (b)	404,100	5,028,582
Dentsu Group, Inc. (b)	42,000	930,344
Disco Corp.	19,800	4,055,755
East Japan Railway Co.	196,200	3,878,849
Eisai Co. Ltd.	57,900	1,616,627
ENEOS Holdings, Inc. (b)	582,600	3,081,883
FANUC Corp. (b)	200,500	5,479,210
Fast Retailing Co. Ltd.	40,800	12,182,353
Fuji Electric Co. Ltd. (b)	28,700	1,230,610
FUJIFILM Holdings Corp.	240,000	4,611,989
Fujikura Ltd.	52,800	1,961,326
Fujitsu Ltd.	374,600	7,477,304
Hankyu Hanshin Holdings, Inc. (b)	51,900	1,400,690
Hikari Tsushin, Inc. (b)	4,000	1,035,484
Hitachi Ltd.	992,800	23,380,497
Honda Motor Co. Ltd.	973,600	8,837,177
Hoshizaki Corp. (b)	22,800	885,212
Hoya Corp.	75,600	8,557,770
Hulic Co. Ltd.	105,100	1,011,912
Idemitsu Kosan Co. Ltd.	191,200	1,356,483
Inpex Corp.	182,100	2,533,472
Security Description	Shares	Value
Isuzu Motors Ltd.	127,300	$1,736,182
ITOCHU Corp. (b)	257,100	11,971,256
Japan Airlines Co. Ltd.	31,400	539,480
Japan Exchange Group, Inc.	215,900	2,228,496
Japan Post Bank Co. Ltd. (b)	321,800	3,277,253
Japan Post Holdings Co. Ltd.	414,600	4,169,878
Japan Post Insurance Co. Ltd.	42,100	860,578
Japan Tobacco, Inc.	261,500	7,209,250
JFE Holdings, Inc. (b)	130,100	1,601,980
Kajima Corp. (b)	84,900	1,741,891
Kansai Electric Power Co., Inc.	193,500	2,303,373
Kao Corp.	99,300	4,311,306
Kawasaki Kisen Kaisha Ltd. (b)	81,300	1,108,387
KDDI Corp.	665,000	10,535,721
Keyence Corp.	42,000	16,564,511
Kikkoman Corp.	152,200	1,472,643
Kirin Holdings Co. Ltd.	163,000	2,265,350
Kobe Bussan Co. Ltd. (b)	32,500	758,955
Komatsu Ltd.	191,800	5,633,405
Konami Group Corp.	21,000	2,487,190
Kubota Corp. (b)	206,600	2,560,722
Kyocera Corp.	280,500	3,177,790
Kyowa Kirin Co. Ltd.	52,900	774,486
Lasertec Corp.	16,800	1,448,311
LY Corp.	624,500	2,121,019
M3, Inc. (b)	89,400	1,024,329
Makita Corp.	49,000	1,628,426
Marubeni Corp.	298,200	4,798,061
MatsukiyoCocokara & Co. (b)	68,800	1,079,546
MEIJI Holdings Co. Ltd.	50,400	1,095,359
Minebea Mitsumi, Inc.	75,000	1,099,536
Mitsubishi Chemical Group Corp.	289,100	1,432,881
Mitsubishi Corp.	736,400	13,040,087
Mitsubishi Electric Corp.	404,900	7,489,745
Mitsubishi Estate Co. Ltd. (b)	222,500	3,647,914
Mitsubishi HC Capital, Inc. (b)	194,800	1,324,016
Mitsubishi Heavy Industries Ltd.	684,200	11,785,525
Mitsubishi UFJ Financial Group, Inc.	2,457,000	33,599,083
Mitsui & Co. Ltd.	546,500	10,334,290
Mitsui Fudosan Co. Ltd.	574,500	5,160,172
Mitsui OSK Lines Ltd. (b)	71,700	2,503,905
Mizuho Financial Group, Inc.	520,940	14,339,547
MonotaRO Co. Ltd.	53,900	1,009,921
MS&AD Insurance Group Holdings, Inc.	280,800	6,125,170
Murata Manufacturing Co. Ltd.	353,500	5,469,127
NEC Corp.	260,000	5,554,854
Nexon Co. Ltd.	67,400	925,911
NIDEC Corp. (b)	184,800	3,110,698
Nintendo Co. Ltd. (b)	238,100	16,234,197
Nippon Building Fund, Inc. REIT	1,666	1,419,342

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Nippon Paint Holdings Co. Ltd.	214,400	$1,614,892
Nippon Sanso Holdings Corp.	37,100	1,128,799
Nippon Steel Corp.	204,000	4,378,956
Nippon Telegraph & Telephone Corp.	6,341,000	6,146,837
Nippon Yusen KK (b)	96,000	3,182,164
Nissan Motor Co. Ltd. (a) (b)	500,800	1,288,254
Nissin Foods Holdings Co. Ltd. (b)	43,200	884,381
Nitori Holdings Co. Ltd. (b)	18,300	1,795,848
Nitto Denko Corp. (b)	147,900	2,743,874
Nomura Holdings, Inc. (b)	645,500	3,989,487
Nomura Research Institute Ltd.	79,100	2,582,639
NTT Data Group Corp.	131,900	2,396,564
Obayashi Corp.	136,000	1,819,746
Obic Co. Ltd.	72,700	2,102,468
Olympus Corp.	234,300	3,076,386
Omron Corp. (b)	40,400	1,144,195
Ono Pharmaceutical Co. Ltd. (b)	80,500	868,677
Oracle Corp. Japan	8,400	886,619
Oriental Land Co. Ltd.	234,100	4,630,513
ORIX Corp.	247,400	5,180,984
Osaka Gas Co. Ltd.	82,400	1,870,101
Otsuka Corp.	44,900	975,073
Otsuka Holdings Co. Ltd.	93,200	4,871,266
Pan Pacific International Holdings Corp.	80,200	2,209,591
Panasonic Holdings Corp.	496,400	5,939,623
Rakuten Group, Inc. (a)	316,900	1,823,515
Recruit Holdings Co. Ltd.	302,500	15,720,059
Renesas Electronics Corp.	356,700	4,798,689
Resona Holdings, Inc. (b)	439,200	3,846,549
Ricoh Co. Ltd. (b)	117,200	1,243,490
SBI Holdings, Inc.	55,300	1,497,756
SCREEN Holdings Co. Ltd.	16,900	1,105,899
SCSK Corp.	30,900	766,384
Secom Co. Ltd.	93,100	3,180,443
Seiko Epson Corp. (b)	57,900	930,381
Sekisui Chemical Co. Ltd. (b)	82,200	1,406,207
Sekisui House Ltd.	132,300	2,970,065
Seven & i Holdings Co. Ltd.	470,400	6,832,311
SG Holdings Co. Ltd.	62,100	621,181
Shimadzu Corp.	53,500	1,340,379
Shimano, Inc.	16,000	2,253,369
Shin-Etsu Chemical Co. Ltd.	382,000	10,933,228
Shionogi & Co. Ltd.	158,900	2,405,767
Shiseido Co. Ltd. (b)	88,200	1,677,739
SMC Corp.	12,300	4,414,723
SoftBank Corp.	6,220,200	8,703,137
SoftBank Group Corp.	206,800	10,609,630
Sompo Holdings, Inc. (b)	189,000	5,772,591
Sony Group Corp.	1,317,800	33,444,619
Subaru Corp. (b)	128,300	2,304,658
Sumitomo Corp.	238,600	5,460,721
Security Description	Shares	Value
Sumitomo Electric Industries Ltd.	155,600	$2,604,766
Sumitomo Metal Mining Co. Ltd.	53,800	1,179,544
Sumitomo Mitsui Financial Group, Inc.	797,900	20,579,430
Sumitomo Mitsui Trust Group, Inc.	140,600	3,549,731
Sumitomo Realty & Development Co. Ltd. (b)	67,200	2,532,536
Suntory Beverage & Food Ltd.	27,500	910,001
Suzuki Motor Corp.	346,300	4,263,665
Sysmex Corp.	105,900	2,027,715
T&D Holdings, Inc.	104,000	2,232,614
Taisei Corp.	35,000	1,562,592
Takeda Pharmaceutical Co. Ltd.	345,317	10,265,571
TDK Corp.	410,500	4,314,609
Terumo Corp.	281,600	5,314,536
TIS, Inc.	46,800	1,298,988
Toho Co. Ltd.	25,200	1,255,949
Tokio Marine Holdings, Inc.	383,800	14,975,828
Tokyo Electron Ltd.	96,700	13,300,620
Tokyo Gas Co. Ltd. (b)	72,300	2,306,828
Tokyo Metro Co. Ltd. (b)	69,600	848,331
Tokyu Corp.	117,000	1,321,155
TOPPAN Holdings, Inc.	55,200	1,513,558
Toray Industries, Inc.	312,000	2,138,598
Toyota Industries Corp.	34,200	2,933,833
Toyota Motor Corp.	2,031,400	36,017,725
Toyota Tsusho Corp.	133,900	2,262,716
Trend Micro, Inc.	27,200	1,841,741
Unicharm Corp.	248,700	1,986,802
West Japan Railway Co.	100,100	1,958,572
Yakult Honsha Co. Ltd. (b)	51,400	981,006
Yamaha Motor Co. Ltd.	201,400	1,617,324
Yaskawa Electric Corp. (b)	47,000	1,181,274
Yokogawa Electric Corp.	47,700	933,714
Zensho Holdings Co. Ltd.	20,800	1,125,002
ZOZO, Inc. (b)	94,800	910,708
		799,491,098
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	35,414	893,939
LUXEMBOURG — 0.1%
ArcelorMittal SA	104,217	3,007,410
CVC Capital Partners PLC (a) (d)	45,343	898,613
Eurofins Scientific SE	28,388	1,512,754
		5,418,777
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	456,000	1,782,305
Sands China Ltd. (a)	556,400	1,116,349
		2,898,654

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
NETHERLANDS — 3.9%
ABN AMRO Bank NV (d)	97,124	$2,044,456
Adyen NV (a) (d)	4,748	7,270,314
Aegon Ltd.	282,751	1,855,172
Akzo Nobel NV	38,333	2,358,364
Argenx SE (a)	12,996	7,661,088
ASM International NV	9,912	4,512,237
ASML Holding NV	84,479	55,849,103
ASR Nederland NV (b)	32,247	1,851,918
BE Semiconductor Industries NV	18,327	1,913,342
Euronext NV (d)	16,963	2,459,372
EXOR NV	21,983	1,994,315
Heineken Holding NV	27,700	2,002,713
Heineken NV	61,682	5,024,458
IMCD NV (b)	11,913	1,583,788
ING Groep NV	677,913	13,267,695
JDE Peet's NV	41,186	899,555
Koninklijke Ahold Delhaize NV	195,650	7,301,083
Koninklijke KPN NV	822,229	3,479,138
Koninklijke Philips NV	175,555	4,464,755
NN Group NV	59,215	3,291,712
Randstad NV (b)	20,906	868,100
Universal Music Group NV (b)	179,149	4,941,812
Wolters Kluwer NV	50,742	7,892,304
		144,786,794
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	369,214	1,708,382
Contact Energy Ltd.	188,818	980,741
Fisher & Paykel Healthcare Corp. Ltd.	130,681	2,487,815
Infratil Ltd.	193,963	1,140,253
Meridian Energy Ltd.	264,630	839,290
Xero Ltd. (a)	30,995	3,021,318
		10,177,799
NORWAY — 0.6%
Aker BP ASA	64,596	1,529,482
DNB Bank ASA	195,670	5,141,781
Equinor ASA	182,651	4,817,193
Gjensidige Forsikring ASA	44,580	1,023,237
Kongsberg Gruppen ASA	19,003	2,782,438
Mowi ASA	96,138	1,779,786
Norsk Hydro ASA	300,301	1,733,738
Orkla ASA	150,711	1,650,581
Salmar ASA	14,543	698,252
Telenor ASA	128,947	1,840,080
		22,996,568
POLAND — 0.0% (c)
InPost SA (a)	51,503	755,104
PORTUGAL — 0.1%
EDP SA (b)	664,663	2,234,321
Galp Energia SGPS SA	90,955	1,591,911
Security Description	Shares	Value
Jeronimo Martins SGPS SA (b)	58,707	$1,242,940
		5,069,172
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	785,815	1,552,012
CapitaLand Integrated Commercial Trust REIT	1,297,141	2,014,869
CapitaLand Investment Ltd.	514,482	1,040,115
DBS Group Holdings Ltd.	429,292	14,736,419
Genting Singapore Ltd.	1,255,700	696,492
Grab Holdings Ltd. Class A (a)	474,500	2,149,485
Keppel Ltd.	318,800	1,625,508
Oversea-Chinese Banking Corp. Ltd.	735,166	9,418,048
Sea Ltd. ADR (a)	78,200	10,204,318
Sembcorp Industries Ltd.	198,600	929,050
Singapore Airlines Ltd. (b)	341,449	1,719,337
Singapore Exchange Ltd.	184,300	1,823,829
Singapore Technologies Engineering Ltd.	359,300	1,803,721
Singapore Telecommunications Ltd.	1,640,500	4,159,182
STMicroelectronics NV	146,757	3,214,747
United Overseas Bank Ltd.	275,190	7,761,724
		64,848,856
SOUTH AFRICA — 0.2%
Anglo American PLC	276,181	7,734,914
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a) (d)	39,154	937,865
SPAIN — 3.0%
Acciona SA	5,649	738,604
ACS Actividades de Construccion y Servicios SA	39,365	2,250,696
Aena SME SA (d)	16,593	3,888,826
Amadeus IT Group SA	95,819	7,330,645
Banco Bilbao Vizcaya Argentaria SA	1,243,792	16,957,483
Banco de Sabadell SA	1,137,463	3,190,356
Banco Santander SA	3,255,320	21,908,503
CaixaBank SA (b)	837,524	6,517,455
Cellnex Telecom SA (a) (d)	116,930	4,152,488
EDP Renovaveis SA (b)	68,045	566,343
Endesa SA	65,821	1,741,947
Grifols SA (a) (b)	59,839	532,201
Iberdrola SA	1,257,898	20,291,983
Industria de Diseno Textil SA	235,026	11,690,488
Redeia Corp. SA	81,896	1,642,086
Repsol SA (b)	253,415	3,361,303
Telefonica SA (b)	876,945	4,129,173
		110,890,580
SWEDEN — 3.1%
AddTech AB Class B	59,068	1,731,111
Alfa Laval AB (b)	63,248	2,713,574
Assa Abloy AB Class B	212,761	6,391,609

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class A	572,425	$9,149,688
Atlas Copco AB Class B	332,356	4,676,746
Beijer Ref AB (b)	88,854	1,250,772
Boliden AB (b)	57,895	1,900,955
Epiroc AB Class A	137,659	2,773,520
Epiroc AB Class B	82,024	1,445,675
EQT AB (b)	78,423	2,392,949
Essity AB Class B (b)	130,223	3,702,261
Evolution AB (b) (d)	34,633	2,582,197
Fastighets AB Balder Class B (a)	144,226	903,109
H & M Hennes & Mauritz AB Class B (b)	128,134	1,691,224
Hexagon AB Class B	452,470	4,840,024
Holmen AB Class B (b)	16,166	640,615
Industrivarden AB Class A	26,641	979,496
Industrivarden AB Class C	33,341	1,225,670
Indutrade AB (b)	58,779	1,629,963
Investment AB Latour Class B (b)	32,040	872,709
Investor AB Class B (b)	369,302	11,021,438
L E Lundbergforetagen AB Class B	16,401	822,356
Lifco AB Class B (b)	48,109	1,707,747
Nibe Industrier AB Class B	309,051	1,176,261
Saab AB Class B (b)	67,077	2,639,188
Sagax AB Class B (b)	47,347	994,048
Sandvik AB (b)	229,780	4,835,838
Securitas AB Class B	104,741	1,483,175
Skandinaviska Enskilda Banken AB Class A (a) (b)	345,318	5,684,705
Skanska AB Class B (a) (b)	77,411	1,709,680
SKF AB Class B (a) (b)	72,826	1,476,334
Svenska Cellulosa AB SCA Class B (a)	132,207	1,745,527
Svenska Handelsbanken AB Class A (b)	312,290	3,531,704
Swedbank AB Class A (b)	179,462	4,089,878
Swedish Orphan Biovitrum AB (a) (b)	40,740	1,168,232
Tele2 AB Class B	116,971	1,578,423
Telefonaktiebolaget LM Ericsson Class B (b)	587,539	4,574,544
Telia Co. AB (b)	532,262	1,922,906
Trelleborg AB Class B	43,444	1,616,830
Volvo AB Class B (a) (b)	338,715	9,943,966
		117,216,647
SWITZERLAND — 4.8%
ABB Ltd. (b)	338,321	17,455,675
Avolta AG (b)	19,349	847,526
Baloise Holding AG	9,114	1,912,694
Banque Cantonale Vaudoise (b)	6,849	748,365
Barry Callebaut AG (b)	773	1,023,713
BKW AG	4,237	741,027
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (b) (e)	194	$2,622,622
Chocoladefabriken Lindt & Spruengli AG (e)	22	2,886,806
Cie Financiere Richemont SA Class A	115,045	20,081,787
DSM-Firmenich AG	40,582	4,013,455
EMS-Chemie Holding AG	1,465	998,089
Galderma Group AG (a) (b)	17,522	1,853,104
Geberit AG	7,293	4,568,708
Givaudan SA	2,005	8,606,940
Helvetia Holding AG	8,411	1,744,443
Julius Baer Group Ltd. (b)	43,214	2,995,253
Kuehne & Nagel International AG (b)	10,591	2,445,649
Logitech International SA	32,563	2,759,076
Lonza Group AG	15,674	9,682,375
Partners Group Holding AG	4,825	6,866,561
Sandoz Group AG	88,007	3,690,280
Schindler Holding AG (b) (e)	8,513	2,667,922
Schindler Holding AG (e)	5,371	1,627,602
SGS SA (b)	32,334	3,221,535
SIG Group AG (b)	64,401	1,190,666
Sika AG	33,151	8,074,603
Sonova Holding AG	11,097	3,239,923
Straumann Holding AG (b)	24,834	3,006,332
Swatch Group AG Bearer Shares (b)	5,970	1,029,448
Swiss Life Holding AG	6,088	5,553,826
Swiss Prime Site AG	17,390	2,133,948
Swisscom AG (b)	5,437	3,132,903
Temenos AG (b)	13,528	1,050,283
UBS Group AG	704,123	21,625,630
VAT Group AG (d)	5,664	2,041,540
Zurich Insurance Group AG	31,325	21,863,864
		180,004,173
UNITED KINGDOM — 11.1%
3i Group PLC	211,181	9,922,180
Admiral Group PLC	54,976	2,028,149
Ashtead Group PLC	92,369	4,990,230
Associated British Foods PLC	75,045	1,859,029
AstraZeneca PLC	332,495	48,787,362
Auto Trader Group PLC (d)	200,735	1,939,528
Aviva PLC	564,629	4,066,186
BAE Systems PLC	644,538	13,004,754
Barclays PLC	3,077,954	11,564,257
Barratt Redrow PLC	303,108	1,666,061
British American Tobacco PLC	424,986	17,421,290
BT Group PLC (b)	1,390,556	2,980,377
Bunzl PLC	73,967	2,843,043
Centrica PLC	1,035,547	2,003,527
CK Hutchison Holdings Ltd.	589,500	3,323,465
Coca-Cola Europacific Partners PLC	45,800	3,985,974
Compass Group PLC	365,609	12,083,633
Croda International PLC	28,161	1,069,056

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
DCC PLC	22,926	$1,531,002
Diageo PLC	476,219	12,435,230
Entain PLC	135,639	1,024,018
Halma PLC	84,562	2,834,993
HSBC Holdings PLC	3,832,048	43,408,318
Imperial Brands PLC	167,982	6,210,838
Informa PLC	296,292	2,968,592
InterContinental Hotels Group PLC	33,346	3,587,594
Intertek Group PLC	33,490	2,175,979
J Sainsbury PLC	350,599	1,067,828
JD Sports Fashion PLC	501,204	442,839
Kingfisher PLC	387,068	1,274,018
Land Securities Group PLC REIT	143,450	1,021,641
Legal & General Group PLC	1,278,570	4,029,026
Lloyds Banking Group PLC	12,939,203	12,126,502
London Stock Exchange Group PLC	103,067	15,296,410
M&G PLC	492,102	1,266,649
Marks & Spencer Group PLC	430,186	1,984,567
Melrose Industries PLC	285,334	1,759,952
National Grid PLC	1,047,468	13,652,831
NatWest Group PLC	1,633,004	9,634,425
Next PLC	24,470	3,522,794
Pearson PLC	128,230	2,026,959
Phoenix Group Holdings PLC	145,994	1,082,911
Reckitt Benckiser Group PLC	148,067	10,004,615
RELX PLC	397,898	19,971,210
Rentokil Initial PLC	563,447	2,555,023
Rolls-Royce Holdings PLC (a)	1,819,320	17,668,954
Sage Group PLC	220,217	3,454,804
Schroders PLC (b)	159,095	719,742
Segro PLC REIT	280,914	2,510,504
Severn Trent PLC	58,569	1,915,937
Smith & Nephew PLC	183,626	2,580,250
Smiths Group PLC	70,737	1,773,629
Spirax Group PLC	15,720	1,266,268
SSE PLC	233,179	4,799,389
Standard Chartered PLC	449,087	6,659,010
Tesco PLC	1,428,303	6,140,212
Unilever PLC	533,118	31,784,967
United Utilities Group PLC	141,323	1,842,550
Vodafone Group PLC	4,272,284	4,011,219
Whitbread PLC	37,255	1,185,877
Wise PLC Class A (a)	145,205	1,780,997
WPP PLC	223,290	1,695,474
		416,224,648
UNITED STATES — 10.7%
Alcon AG	108,452	10,289,887
BP PLC	3,449,220	19,340,159
CSL Ltd.	103,527	16,249,706
CyberArk Software Ltd. (a)	9,800	3,312,400
Experian PLC	199,731	9,247,435
Ferrovial SE	103,696	4,633,371
GSK PLC	894,336	17,077,714
Security Description	Shares	Value
Haleon PLC	1,933,386	$9,756,439
Holcim AG	112,237	12,077,494
James Hardie Industries PLC CDI (a)	93,458	2,224,242
Monday.com Ltd. (a)	7,900	1,920,964
Nestle SA	561,948	56,785,343
Novartis AG	422,618	46,937,444
Qiagen NV (a)	45,908	1,821,959
Roche Holding AG (b)	150,671	49,587,182
Roche Holding AG Bearer Shares (b)	6,722	2,333,144
Sanofi SA	244,473	27,040,983
Schneider Electric SE	117,634	27,127,649
Shell PLC	1,306,984	47,537,810
Spotify Technology SA (a)	33,000	18,150,990
Stellantis NV (b)	428,376	4,799,812
Swiss Re AG	65,441	11,136,046
Tenaris SA	92,921	1,816,498
		401,204,671
TOTAL COMMON STOCKS (Cost $2,491,452,051)		3,664,966,512

SHORT-TERM INVESTMENTS — 7.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (f) (g)	57,824,812	57,824,812
State Street Navigator Securities Lending Portfolio II (h) (i)	204,489,073	204,489,073
TOTAL SHORT-TERM INVESTMENTS (Cost $262,313,885)		262,313,885
TOTAL INVESTMENTS — 104.4% (Cost $2,753,765,936)		3,927,280,397
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(165,707,707)
NET ASSETS — 100.0%		$3,761,572,690
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of March 31, 2025, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.

See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(g)	The rate shown is the annualized seven-day yield at March 31, 2025.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	825	06/20/2025	$101,820,484	$99,672,375	$(2,148,109)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$114,425,599	$3,550,540,913	$—	$3,664,966,512
Short-Term Investments	262,313,885	—	—	262,313,885
TOTAL INVESTMENTS	$376,739,484	$3,550,540,913	$—	$3,927,280,397
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,148,109)	$—	$—	$(2,148,109)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,148,109)	$—	$—	$(2,148,109)
Sector Breakdown as of March 31, 2025

% of Net Assets
Financials	23.0%
Industrials	17.4
Health Care	11.9
Consumer Discretionary	10.1
Consumer Staples	8.0
Information Technology	7.9
Materials	5.6
Communication Services	4.9
Energy	3.6
Utilities	3.2
Real Estate	1.8
Short-Term Investments	7.0
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%

(The Portfolio's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	80,638,108	$80,638,108	$232,553,594	$255,366,890	$—	$—	57,824,812	$57,824,812	$685,968
State Street Navigator Securities Lending Portfolio II	43,267,190	43,267,190	278,888,080	117,666,197	—	—	204,489,073	204,489,073	156,352
Total		$123,905,298	$511,441,674	$373,033,087	$—	$—		$262,313,885	$842,320
See accompanying notes to Schedule of Investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Fund's Portfolio securities to no longer reflect their value at the time of the Fund's net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the  Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2025, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025, are disclosed in the Schedule of Investments.